Derivative Instruments and Hedges - Schedule of Information About Effect of Derivative Instruments on Accumulated Other Comprehensive Income and Consolidated Statements of Operations (Detail) - Commodity swaps - USD ($)
$ in Thousands
	3 Months Ended				12 Months Ended
	Mar. 31, 2015	[1]	Dec. 31, 2013	[1]	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Designated as Hedging Instrument
Derivative Instruments, Gain (Loss) [Line Items]
Loss Recognized in Accumulated OCI					$ 0	$ 0	$ (1,365)
Loss Reclassified from Accumulated OCI					0	0	(283)
Gain (Loss) Recognized on Derivatives					0	0	(50)
Not Designated as Hedging Instrument
Derivative Instruments, Gain (Loss) [Line Items]
Loss Reclassified from Accumulated OCI					0	(335)	(5,573)
Gain (Loss) Recognized on Derivatives	$ (2,000)		$ 13,000		$ 4,290	$ 16,117	$ (2,973)

[1]	recognized on derivatives is included in Cost of products sold.